Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 119,066	$ 45,917
Restricted cash	2,259	1,760
Accounts receivable (Note 3)	67,842	72,913
Inventories	53,095	50,841
Inventories held for customer orders	52,308	49,594
Prepaid expenses and other current assets	30,657	31,337
Total current assets	325,227	252,362
Property, plant, and equipment, net	91,166	67,732
Goodwill	2,807	2,807
Intangible assets, net	265	419
Other noncurrent assets	17,741	6,600
Total assets	437,206	329,920
Current liabilities:
Accounts payable and accrued expenses	112,281	101,108
Accrued warranty	19,912	13,596
Deferred revenue	69,568	65,520
Customer deposits and customer advances	1,390	8,905
Current maturities of long-term debt	33,403	52,065
Total current liabilities	236,554	241,194
Long-term debt, net of debt issuance costs, discount and current maturities	89,752	77,281
Other noncurrent liabilities	4,393	3,812
Total liabilities	330,699	322,287
Commitments and contingencies (Note 15)
Convertible and senior redeemable preferred shares and warrants (Note 3)		198,830
Shareholders’ equity (deficit): (Note 3)
Preferred shares, $0.01 par value, 5,500 shares authorized, no shares issued or outstanding at December 31, 2016; no shares authorized, issued or outstanding at December 31, 2015
Common shares, $0.01 par value, 100,000 shares authorized and 33,737 shares issued and outstanding at December 31, 2016; 31,104 shares authorized and 4,238 shares issued and outstanding at December 31, 2015	337
Paid-in capital	292,833
Accumulated other comprehensive loss	(3,862)	(25)
Accumulated deficit	(182,801)	(191,172)
Total shareholders’ equity (deficit)	106,507	(191,197)
Total liabilities and shareholders’ equity (deficit)	$ 437,206	$ 329,920